PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) - Metal-on-metal	12 Months Ended
Dec. 31, 2022 item
Disclosure of other provisions [line items]
Number of claims pending	1,160
Number of modular components	2
Number of cases requested by plaintiffs to be transferred	720